(8) TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2019
Taxes Recoverable [Abstract]
TAXES RECOVERABLE

(8) TAXES RECOVERABLE

	Dec 31, 2019	Dec 31, 2018
Current
Prepayments of social contribution - CSLL	5,088	12,373
Prepayments of income tax - IRPJ	12,522	36,972
Income tax and social contribution to be offset	70,088	74,395
Income tax and social contribution recoverable	87,698	123,739

Withholding income tax - IRRF on interest on capital	40,432	8,163
Withholding income tax - IRRF	80,499	92,210
State VAT - ICMS to be offset	144,415	125,669
Social Integration Program - PIS	10,958	9,970
Contribution for Social Security Funding - COFINS	51,084	46,741
Others	4,039	4,764
Other taxes recoverable	331,428	287,517

Total current	419,126	411,256

Noncurrent
Social contribution to be offset - CSLL	65,589	62,458
Income tax to be offset - IRPJ	35,939	5,508
Income tax and social contribution recoverable	101,528	67,966

State VAT - ICMS to be offset	191,523	174,596
Social Integration Program - PIS	30,987	1,060
Contribution for Social Security Funding - COFINS	142,779	4,885
Others	5,306	5,185
Other taxes recoverable	370,595	185,725

Total noncurrent	472,123	253,691

Withholding income tax - IRRF – Relates mainly to IRRF on financial investments.

Social contribution to be offset – CSLL – In noncurrent, it refers basically to the final unappealable favorable decision in a lawsuit filed by the subsidiary CPFL Paulista. The subsidiary CPFL Paulista is awaiting the authorization for utilization of credit from the Federal Revenue in order to carry out its subsequent offset.

State VAT - ICMS to be offset – In noncurrent, it refers mainly to the credit recorded on purchase of assets that results in the recognition of property, plant and equipment, intangible assets and financial assets.

Exclusion of ICMS from the PIS and COFINS tax base

A number of subsidiaries of the Group are parties to several pending legal proceedings involving the Brazilian federal government that address the exclusion of ICMS amounts from the PIS and COFINS tax base, as well as the Group subsidiaries’ rights to receive refunds of other amounts previously paid. In 2019, CPFL Santa Cruz (related to the original lawsuit presented by four merged companies - CPFL Leste Paulista, CPFL Sul Paulista, CPFL Jaguari and CPFL Mococa) received a favorable final judicial decision on these matters, which is not subject to further appeal. As a result, CPFL Santa Cruz recognized a tax credit of R$ 166,870 using the calculation method in accordance with the “Federal Revenue Orientation 13/2018”. Based on advice of external legal counsel, the Group understands that amounts received as tax credits by its distribution subsidiaries and will need to be refunded to consumers as soon the Brazilian Federal Revenue approves such tax credits as compensation payable to affected consumers. The Group is still discussing with its external legal advisors the relevant time period applicable to calculating the refunds of tax credits to consumers, which may be for a period of three, five or ten years. On 2019, CPFL Santa Cruz recognized a liability related to tax credits that need to be refunded for the maximum period of 10 years.

As a result, for the year ended December 31, 2019, CPFL Santa Cruz recognized  an increase of R$ 167,777 as “Taxes Recoverable”, against R$ 132,607 of increase in “Other Payable – Consumers” and a decrease of R$ 34,495 as “Deduction from operating revenues – PIS and COFINS” financial adjustment of  R$ 675. No other amounts have been recognized as the other Group subsidiaries await final decisions in their respective legal proceedings.